Payden Core Bond Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (7%
)
2,594,609 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 6.54%, 6/15/36 (a)(b) $ 2,523
1,202,800 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 1,067
2,742,360 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 2,304
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 2,210
3,589,000 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 3,199
2,883 Exeter Automobile Receivables Trust 2021-1A,
0.00%, 2/15/33 (d) 2,983
2,118,037 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 19.36%, 2/25/28 (a) 2,591
2,095,263 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,558
151,750 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 148
212,389 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 201
2,250,000 LoanCore Issuer Ltd. 2018-CRE1 144A, (1 mo.
LIBOR USD + 2.950%), 8.29%, 5/15/28 (a)(b) 2,142
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. Term Secured Overnight Financing
Rate + 2.262%), 7.58%, 4/19/33 (a)(b) 1,967
3,100,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 4.69%, 4/15/34 EUR (a)(b)(c) 3,343
3,500,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
3.200%), 6.91%, 7/20/34 EUR (a)(b)(c) 3,531
5,100,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.712%), 8.02%, 4/17/30 (a)(b) 4,919
3,100,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 3,036
3,550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 5.73%,
4/15/35 EUR (a)(b)(c) 3,698
2,248,450 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 1,899
2,790,582 RR 24 Ltd. 2022-24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.400%),
7.71%, 1/15/32 (a)(b) 2,803
2,033,016 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 2,001
712,257 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (a) 709
909,964 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 884
5,100,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 7.86%, 1/23/32 (a)(b) 5,012
3,850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 3,680
2,200,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
7.74%, 3/15/38 (a)(b) 1,981
3,405,500 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,835
Total Asset Backed (Cost - $68,275)
64,224
Principal
or Shares Security Description
Value
(000)
Bank Loans(e) (0%
)
2,956,172 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 8.81%, 2/05/27
(Cost - $2,908) $ 2,935
Corporate Bond (28%
)
4,000,000 Ally Financial Inc. , 1.45%, 10/02/23  3,968
2,821,652 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  2,465
1,800,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) 1,799
3,150,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (b) 3,147
1,975,000 American Honda Finance Corp. , 5.13%, 7/07/28  1,986
3,500,000 American Tower Corp. , 5.50%, 3/15/28  3,519
4,350,000 American Tower Corp. , 2.30%, 9/15/31  3,462
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 1,449
1,250,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 1,228
3,600,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 3,479
2,225,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 2,166
4,000,000 Australia & New Zealand Banking Group Ltd.
144A, 4.40%, 5/19/26 (a) 3,840
2,200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 1,933
1,700,000 Bank Leumi Le-Israel BM 144A, 5.13%,
7/27/27 (a)(f) 1,684
3,600,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 3,261
2,625,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (b) 2,598
2,000,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.322%), 3.56%,
4/23/27 (b) 1,899
2,800,000 Bank of Nova Scotia , 1.30%, 6/11/25  2,595
2,100,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 2,089
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  2,052
2,100,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  1,962
2,425,000 Boeing Co. , 2.20%, 2/04/26  2,239
2,700,000 BP Capital Markets America Inc. , 4.81%,
2/13/33  2,657
3,680,000 Broadcom Inc. 144A, 4.93%, 5/15/37 (a) 3,347
2,675,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(g) 2,622
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  2,729
2,400,000 Civitas Resources Inc. 144A, 8.75%, 7/01/31 (a) 2,487
2,100,000 Comcast Corp. , 5.35%, 5/15/53  2,110
5,750,000 Corebridge Financial Inc. , 3.90%, 4/05/32  5,070
2,450,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (a) 2,472
2,725,000 Crown Castle Inc. , 5.10%, 5/01/33  2,657
3,750,000 CubeSmart LP , 2.00%, 2/15/31  2,938
1,625,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33 (h) 1,653
2,250,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 1,978

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,000,000 Diamondback Energy Inc. , 4.25%, 3/15/52  $ 1,556
1,165,000 Dignity Health , 4.50%, 11/01/42  1,010
4,675,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 3,638
2,200,000 Earthstone Energy Holdings LLC 144A, 9.88%,
7/15/31 (a) 2,274
900,000 Elevance Health Inc. , 5.13%, 2/15/53  867
915,000 Energian Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f) 856
2,175,000 Energy Transfer LP , 5.75%, 2/15/33  2,204
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,337
3,550,000 Equinix Inc. , 2.50%, 5/15/31  2,899
6,325,000 Extra Space Storage LP , 2.20%, 10/15/30  5,087
2,700,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 2,547
208,503 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 202
2,200,000 Fifth Third Bank N.A. , (Secured Overnight
Financing Rate + 1.230%), 5.85%, 10/27/25 (b) 2,166
2,500,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 2,366
3,350,000 General Motors Co. , 5.60%, 10/15/32  3,283
2,750,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31 (h) 2,182
748,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 643
3,475,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 2,536
3,850,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  3,332
4,055,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  3,452
2,050,000 HCA Inc. , 5.90%, 6/01/53  2,016
2,000,000 Healthpeak OP LLC , 5.25%, 12/15/32  1,970
2,100,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 2.390%), 6.25%, 3/09/34 (b) 2,166
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 2,294
2,650,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(f) 2,484
2,900,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 2,937
3,100,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  2,804
4,000,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (a) 3,146
2,575,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.55%, 12/15/25 (b) 2,569
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,037
810,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 762
3,000,000 Lennar Corp. , 4.75%, 11/29/27  2,925
4,100,000 Lockheed Martin Corp. , 5.25%, 1/15/33  4,236
4,850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 3,724
2,750,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 2,528
3,090,000 Mitsubishi UFJ Financial Group Inc. , 3.20%,
7/18/29  2,740
1,525,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.295%), 5.05%, 1/28/27 (b) 1,510
2,000,000 Morgan Stanley , (3 mo. Term Secured Overnight
Financing Rate + 1.890%), 4.43%, 1/23/30 (b) 1,911
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 1,652
2,800,000 NextEra Energy Capital Holdings Inc. , 5.25%,
2/28/53  2,682
1,500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  1,217
Principal
or Shares Security Description
Value
(000)
2,100,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) $ 1,858
4,400,000 Oracle Corp. , 6.25%, 11/09/32  4,655
3,230,000 Owl Rock Capital Corp. , 5.25%, 4/15/24  3,207
1,450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 1,868
2,810,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  2,656
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  2,159
2,500,000 Petroleos Mexicanos , 5.95%, 1/28/31  1,858
2,850,000 Pfizer Investment Enterprises Pte Ltd. , 4.75%,
5/19/33  2,832
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  1,856
2,350,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a) 2,345
3,900,000 Royal Bank of Canada , 5.00%, 2/01/33  3,833
3,575,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 2,860
3,384,214 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (a) 3,002
2,425,000 Tucson Electric Power Co. , 5.50%, 4/15/53  2,397
2,000,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 5.020%), 9.02%, 11/15/33 (a)
(b) 2,434
1,450,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,501
2,350,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (a) 2,391
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (a) 2,774
2,170,000 Vistra Operations Co. LLC 144A, 4.30%,
7/15/29 (a) 1,937
3,400,000 VMware Inc. , 2.20%, 8/15/31  2,667
3,375,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  2,745
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 1,378
1,700,000 Wells Fargo & Co. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.606%), 7.63% (b)(g) 1,752
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 1,701
1,350,000 Western Midstream Operating LP , 6.15%,
4/01/33  1,370
Total Corporate Bond (Cost - $267,168)
243,323
Foreign Government (2%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 626
2,650,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 2,877
1,650,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 1,675
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 3,514
3,200,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 2,207
2,000,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 2,009
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a)(h) 2,331
4,650,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 3,713
Total Foreign Government (Cost - $22,140)
18,952

Principal
or Shares Security Description
Value
(000)
Mortgage Backed (37%
)
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 7.74%, 9/15/36 (a)(b) $ 3,878
1,856,810 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 7.14%, 6/15/38 (a)(b) 1,795
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 14.43%,
11/25/39 (a)(b) 4,449
4,300,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.12%, 4/25/34 (a)(b) 4,320
1,685,418 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 17.43%,
9/25/28 (b) 1,964
1,729,166 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 15.43%,
1/25/29 (b) 1,911
498,051 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%), 15.93%,
1/25/29 (b) 557
2,720,203 Fannie Mae-Aces 2018-M13, 3.74%, 9/25/30 (i) 2,587
1,646,582 FG G60037 30YR , 3.00%, 10/01/43  1,481
1,642,000 FHLMC Multifamily Structured Pass-Through
Certificates KG01, 2.94%, 4/25/29  1,495
648,416 FN 254766 30YR , 5.00%, 6/01/33  651
323,708 FN 725027 30YR , 5.00%, 11/01/33  325
634,987 FN 725423 30YR , 5.50%, 5/01/34  649
608,578 FN 725424 30YR , 5.50%, 4/01/34  622
510,688 FN 995023 30YR , 5.50%, 8/01/37  523
499,023 FN 995203 30YR , 5.00%, 7/01/35  498
481,072 FN AH3394 30YR , 4.00%, 1/01/41  460
455,984 FN AJ7689 30YR , 4.00%, 12/01/41  436
2,614,651 FN AL9373 15YR , 2.50%, 10/01/31  2,416
1,699,018 FN AS4168 30YR , 4.00%, 12/01/44  1,617
882,710 FN AS7170 30YR , 3.50%, 5/01/46  815
2,309,171 FN AS8305 30YR , 3.00%, 11/01/46  2,056
1,369,703 FN AS8710 15YR , 2.50%, 2/01/32  1,266
605,225 FN AS9980 30YR , 4.00%, 6/01/44  579
1,562,041 FN AY4200 30YR , 3.00%, 5/01/45  1,403
1,603,886 FN AZ7336 30YR , 3.50%, 11/01/45  1,485
2,364,302 FN BC1520 30YR , 3.50%, 8/01/46  2,188
673,305 FN BC2521 30YR , 3.50%, 1/01/46  629
2,344,933 FN BC8998 30YR , 3.00%, 11/01/46  2,088
336,668 FN BK4740 30YR , 4.00%, 8/01/48  320
2,328,270 FN BM2007 30YR , 4.00%, 9/01/48  2,209
1,444,295 FN BP6345 30YR , 3.00%, 6/01/50  1,274
3,127,063 FN BP6626 30YR , 2.00%, 8/01/50  2,538
5,533,894 FN BV7937 30YR , 4.00%, 8/01/52  5,170
1,249,668 FN CA3666 30YR , 4.00%, 6/01/49  1,195
2,879,883 FN CA6314 30YR , 3.00%, 7/01/50  2,542
2,420,231 FN CA6739 30YR , 3.00%, 8/01/50  2,134
1,157,695 FN CA8023 30YR , 2.50%, 12/01/50  982
6,187,095 FN CB2542 30YR , 2.50%, 1/01/52  5,224
7,380,362 FN CB2759 30YR , 3.00%, 2/01/52  6,470
5,892,795 FN CB3258 30YR , 3.50%, 4/01/52  5,346
4,802,854 FN CB3622 30YR , 4.00%, 5/01/52  4,489
7,075,498 FN CB4127 30YR , 4.50%, 7/01/52  6,778
7,017,994 FN CB4794 30YR , 4.50%, 10/01/52  6,723
Principal
or Shares Security Description
Value
(000)
4,493,849 FN CB5106 30YR , 5.00%, 11/01/52  $ 4,395
804,508 FN FM1155 15YR , 2.50%, 6/01/32  744
2,480,398 FN FM1717 30YR , 3.50%, 12/01/45  2,310
2,456,263 FN FM2897 30YR , 3.00%, 2/01/48  2,198
2,271,374 FN FM3162 30YR , 3.00%, 11/01/46  2,040
2,415,644 FN FM3936 15YR , 2.50%, 8/01/35  2,227
1,674,225 FN FM4754 30YR , 3.50%, 7/01/47  1,559
489,689 FN FM4990 30YR , 5.00%, 7/01/47  492
2,829,808 FN FM4994 30YR , 2.00%, 12/01/50  2,311
2,127,334 FN FM5940 30YR , 2.00%, 2/01/51  1,732
2,410,743 FN FM7194 30YR , 2.50%, 3/01/51  2,044
2,716,886 FN FM7494 30YR , 3.00%, 6/01/51  2,386
6,374,492 FN FM9195 30YR , 2.50%, 10/01/51  5,387
3,674,668 FN FM9218 30YR , 2.00%, 10/01/51  2,984
1,629,372 FN FM9750 30YR , 3.00%, 4/01/48  1,460
6,402,665 FN FS0287 30YR , 2.00%, 1/01/52  5,216
6,510,231 FN FS0349 30YR , 2.00%, 1/01/52  5,307
6,509,539 FN FS0439 30YR , 2.50%, 1/01/52  5,529
5,888,793 FN FS2653 30YR , 4.00%, 8/01/52  5,503
183,532 FN MA2671 30YR , 3.50%, 7/01/46  170
203,253 FN MA2868 15YR , 2.50%, 1/01/32  188
163,448 FN MA2929 30YR , 3.50%, 3/01/47  150
6,883,193 FN MA3238 30YR , 3.50%, 1/01/48  6,333
3,061,559 FN MA4413 30YR , 2.00%, 9/01/51  2,488
7,875,421 FN MA4437 30YR , 2.00%, 10/01/51  6,391
7,265,256 FN MA4465 30YR , 2.00%, 11/01/51  5,899
5,918,638 FN MA4548 30YR , 2.50%, 2/01/52  4,997
7,190,404 FN MA4761 30YR , 5.00%, 9/01/52  7,028
3,964,439 FN MA4785 30YR , 5.00%, 10/01/52  3,878
6,554,508 FN MA4842 30YR , 5.50%, 12/01/52  6,521
5,464,594 FN MA5040 30YR , 6.00%, 6/01/53  5,503
1,700,000 FNCL , 2.50%, 8/01/5330YR TBA (j) 1,433
1,940,000 FNCL , 3.00%, 8/01/5330YR TBA (j) 1,698
320,000 FNCL , 4.50%, 8/01/5330YR TBA (j) 306
10,960,000 FNCL , 5.50%, 8/01/5330YR TBA (j) 10,885
5,330,000 FNCL , 6.00%, 8/01/5330YR TBA (j) 5,362
724,318 FR RA3728 30YR , 2.00%, 10/01/50  591
4,994,752 FR RA4531 30YR , 2.50%, 2/01/51  4,238
4,746,094 FR RA5276 30YR , 2.50%, 5/01/51  4,019
5,877,073 FR RA7778 30YR , 4.50%, 8/01/52  5,630
4,714,308 FR RA8415 30YR , 5.50%, 1/01/53  4,685
4,902,943 FR RA8647 30YR , 4.50%, 5/01/53  4,697
4,529,585 FR SB8509 15YR , 2.00%, 1/01/36  4,032
6,803,397 FR SD0729 30YR , 2.00%, 10/01/51  5,534
5,838,710 FR SD1035 30YR , 4.00%, 5/01/52  5,461
6,326,298 FR SD7537 30YR , 2.00%, 3/01/51  5,147
1,443,606 FR ZA4718 30YR , 3.00%, 10/01/46  1,285
2,585,501 FR ZT0534 30YR , 3.50%, 12/01/47  2,389
1,234,541 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA1, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.114%), 15.18%, 7/25/29 (b) 1,376
2,126,406 G2 4853 30YR , 4.00%, 11/20/40  2,056
988,994 G2 5115 30YR , 4.50%, 7/20/41  979
44,634 G2 5140 30YR , 4.50%, 8/20/41  44
878,119 G2 5174 30YR , 4.00%, 9/20/41  849
623,800 G2 5175 30YR , 4.50%, 9/20/41  618
209,189 G2 5233 30YR , 4.00%, 11/20/41  202
3,822,243 G2 785219 30YR , 2.00%, 12/20/50  3,165
503,023 G2 MA2522 30YR , 4.00%, 1/20/45  486
1,446,729 G2 MA3663 30YR , 3.50%, 5/20/46  1,351
3,529,217 G2 MA3802 30YR , 3.00%, 7/20/46  3,201
288,018 G2 MA4126 30YR , 3.00%, 12/20/46  261
1,277,406 G2 MA4510 30YR , 3.50%, 6/20/47  1,191
141,734 G2 MA5265 30YR , 4.50%, 6/20/48  138

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,527,485 G2 MA6930 30YR , 2.00%, 10/20/50  $ 2,127
8,596,275 G2 MA7472 30YR , 2.50%, 7/20/51  7,429
6,424,116 G2 MA7706 30YR , 3.00%, 11/20/51  5,736
2,817,184 G2 MA7766 30YR , 2.00%, 12/20/51  2,359
3,037,551 G2 MA8044 30YR , 3.50%, 5/20/52  2,792
7,298,499 G2 MA8200 30YR , 4.00%, 8/20/52  6,877
2,549,943 GN 783716 30YR , 3.00%, 2/15/43  2,306
592,007 GN 784182 30YR , 4.50%, 8/15/46  583
3,189,886 GN 785986 30YR , 3.00%, 10/15/51  2,837
323,758 GN AA5452 30YR , 3.50%, 7/15/42  303
2,132,665 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 6.67%, 1/25/34 (a)(b) 2,125
1,148,772 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.26%,
8/17/33 EUR (a)(b)(c) 1,142
13,230,006 Morgan Stanley Capital I Trust 2018-H3, 0.80%,
7/15/51 (i) 400
164,696 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(i) 152
316,519 New Residential Mortgage Loan Trust 2014-3A
144A, 3.75%, 11/25/54 (a)(i) 291
1,300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.68%, 2/25/47 (a)(b) 1,511
Total Mortgage Backed (Cost - $348,946)
326,186
Municipal (5%
)
10,500,000 California Earthquake Authority A, 5.60%,
7/01/27  10,497
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  3,375
1,150,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(k) 29
3,620,000 City of San Francisco CA Public Utilities
Commission Water Revenue E, 2.83%, 11/01/41  2,753
2,565,000 Compton Community College District B,
3.46%, 8/01/38 (l) 2,054
3,285,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (l) 2,671
5,265,000 Los Angeles Community College District ,
1.17%, 8/01/26  4,775
4,680,000 New York State Dormitory Authority C, 1.54%,
3/15/27  4,160
3,000,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  2,539
4,000,000 State of California , 3.38%, 4/01/25  3,888
1,495,000 State of California , 7.55%, 4/01/39  1,858
2,025,000 Texas Natural Gas Securitization Finance Corp. ,
5.17%, 4/01/41  2,054
365,000 University of California J, 3.26%, 5/15/24  359
Total Municipal (Cost - $45,816)
41,012
U.S. Government Agency (1%
)
6,000,000 FHLB , 1.80%, 2/04/36  4,262
Principal
or Shares Security Description
Value
(000)
4,280,000 Tennessee Valley Authority , 5.25%, 9/15/39  $ 4,478
Total U.S. Government Agency (Cost - $9,116)
8,740
U.S. Treasury (18%
)
16,910,000 U.S. Treasury Bill , 4.76%, 4/18/24 (d) 16,283
28,479,000 U.S. Treasury Bond , 2.50%, 2/15/46  21,376
15,410,000 U.S. Treasury Bond , 3.00%, 2/15/49 (m)(n) 12,678
26,859,000 U.S. Treasury Bond , 2.38%, 11/15/49  19,501
11,125,000 U.S. Treasury Bond , 2.00%, 2/15/50  7,409
22,970,000 U.S. Treasury Bond , 2.38%, 5/15/51  16,589
1,450,000 U.S. Treasury Bond , 4.00%, 11/15/52  1,449
4,180,000 U.S. Treasury Bond , 3.63%, 5/15/53  3,906
16,230,000 U.S. Treasury Note , 4.13%, 6/15/26  16,058
11,630,000 U.S. Treasury Note , 4.50%, 7/15/26  11,628
29,690,000 U.S. Treasury Note , 3.63%, 5/31/28  28,984
4,880,000 U.S. Treasury Note , 3.75%, 5/31/30  4,783
Total U.S. Treasury (Cost - $200,059)
160,644
Investment Company (3%
)
8,930,327 Payden Cash Reserves Money Market Fund* 8,930
1,535,844 Payden Emerging Market Corporate Bond Fund* 12,963
1,791,232 Payden Emerging Markets Local Bond Fund* 8,884
Total Investment Company (Cost - $30,635)
30,777
Total Investments (Cost - $995,063) (101%)
896,793
Liabilities in excess of Other Assets (-1%)
(11,543)
Net Assets (100%) $ 885,250
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $2,105 and the total market value of the collateral held by the Fund is $2,206. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Security was purchased on a delayed delivery basis.
(k) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l) Payment of principal and/or interest is insured against default by a monoline insurer.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(n) All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 17,693 EUR  16,338 Citibank, N.A. 09/20/2023 $ (316)
USD 10,866 CAD  14,449 HSBC Bank USA, N.A. 09/20/2023 (100)
(416)
Net Unrealized Depreciation
$(416)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 52 Sep-23 $ 6,471 $ (143) $ (143)
U.S. Treasury 10-Year Note Future 152 Sep-23 16,934 (455) (455)
U.S. Treasury 2-Year Note Future 906 Sep-23 183,946 (2,903) (2,903)
U.S. Ultra Bond Future 42 Sep-23 5,553 (119) (119)
a a
(3,620)
Short Contracts:
U.S. Treasury 10-Year Ultra Future 162 Sep-23 (18,951) 218 218
U.S. Treasury 5-Year Note Future 1,103 Sep-23 (117,823) 1,780 1,780
a a
1,998
Total Futures
$(1,622)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 $18,640 $(764) $38 $(802)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 5.3100%
(SOFRRATE) Annually, Pay Fixed 2.7375%  Annually 08/30/2034 $ 15,900 $918 $– $918
10-Year SOFR Swap, Receive Variable 5.3100%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 15,985 711 – 711
10-Year SOFR Swap, Receive Variable 5.3100%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 15,600 158 – 158
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 08/30/2026 71,500 (1,381) – (1,381)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 06/29/2026 71,425 (1,447) – (1,447)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 02/27/2027 67,700 (238) – (238)
$(1,279) $– $(1,279)